Concentrations and credit risk	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Concentrations and credit risk
16	Concentrations and credit risk

The Company operates principally in the PRC (including Hong Kong) and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and trade receivables. The Company does not require collateral to support financial instruments that are subject to credit risk.

At March 31, 2014 and 2015, the Company had credit risk exposure of uninsured cash and deposits and less than one year in banks of approximately $1,165,000 and $3,027,000, respectively.

A substantial portion, 52%, 45% and 37% of revenue, was generated from one customer for the years ended March 31, 2013, 2014 and 2015, respectively.

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2013		2014		2015
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	15,818	52	14,080	45	6,879	24
Fitbit, Inc.	5,493	18	10,396	33	10,593	37
Kern + Sohn GMBH	3,814	13	2,762	9	5,424	19

	25,125	83	27,238	87	22,896	80

The following customers had balances greater than 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2014		2015
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	1,523	61	101	8
Fitbit, Inc.	355	14	324	25
Kern + Sohn GMBH	169	7	224	17
Pitney Bowes Inc.	219	9	355	27

		91		77

At March 31, 2014 and 2015, these customers accounted for 91% and 77%, respectively, of net trade receivables. The trade receivables have repayment terms of not more than twelve months. Trade receivables for two customers accounted for 33% of total trade receivables as of March 31, 2015 (2014: 75%), and they were covered by credit insurance under a factoring agreement with a bank.